SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment
For the half year to

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2025	£m	£m	£m	£m	£m
Net interest income	1,757	61	351	25	2,194
Non-interest income/(expense)	77	97	55	(72)	157
Total operating income/(expense)	1,834	158	406	(47)	2,351
Operating expenses before credit impairment charges, provisions and charges	(978)	(81)	(193)	–	(1,252)
Credit impairment charges	(78)	(10)	(17)	–	(105)
Provisions for other liabilities and charges	(211)	(12)	(50)	25	(248)
Total credit impairment charges, provisions and charges	(289)	(22)	(67)	25	(353)
Profit/(loss) before tax	567	55	146	(22)	746

Revenue/(expense) from external customers	2,084	387	325	(445)	2,351
Inter-segment (expense)/revenue	(250)	(229)	81	398	–
Total operating income/(expense)	1,834	158	406	(47)	2,351

Revenue/(expense) from external customers includes the following fee and commission income:[1]
–Current account and debit card fees	257	–	24	–	281
–Insurance, protection and investments	23	11	–	–	34
–Credit cards	1	–	–	–	1
–Non-banking and other fees[2]	1	–	42	4	47
Total fee and commission income	282	11	66	4	363
Fee and commission expense	(203)	–	(3)	(13)	(219)
Net fee and commission income/(expense)	79	11	63	(9)	144

Customer loans	171,752	4,787	18,319	–	194,858
Customer deposits	151,112	–	22,663	3,906	177,681

30 June 2024	£m	£m	£m	£m	£m
Net interest income/(expense)	1,684	74	383	(37)	2,104
Non-interest income/(expense)	62	83	67	(21)	191
Total operating income/(expense)	1,746	157	450	(58)	2,295
Operating expenses before credit impairment charges, provisions and charges	(999)	(77)	(205)	2	(1,279)
Credit impairment charges	(49)	(8)	(3)	(1)	(61)
Provisions for other liabilities and charges	(98)	(15)	(18)	(11)	(142)
Total credit impairment charges, provisions and charges	(147)	(23)	(21)	(12)	(203)
Profit/(loss) before tax	600	57	224	(68)	813

Revenue from external customers	1,686	360	264	(15)	2,295
Inter-segment revenue/(expense)	60	(203)	186	(43)	–
Total operating income/(expense)	1,746	157	450	(58)	2,295

Revenue from external customers includes the following fee and commission income:[1]
–Current account and debit card fees	212	–	26	–	238
–Insurance, protection and investments	25	–	–	–	25
–Credit cards	45	–	–	–	45
–Non-banking and other fees[2]	2	14	37	9	62
Total fee and commission income	284	14	63	9	370
Fee and commission expense	(221)	(4)	(6)	(11)	(242)
Net fee and commission income/(expense)	63	10	57	(2)	128
31 December 2024
Customer loans	171,724	4,759	18,029	–	194,512
Customer deposits	151,815	–	22,137	2,781	176,733
1 The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2 Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.

Summary of Relationship Between Customer Liabilities and Deposits	The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Condensed Consolidated Balance
Sheet. Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Condensed Consolidated Balance Sheet.

	Net carrying amount
	Assets		Liabilities
	30 June 2025	31 December 2024	30 June 2025	31 December 2024
	£m	£m	£m	£m
Customer balances (gross)	194,858	194,512	177,681	176,733
Loan loss allowance	(801)	(784)	–	–
Customer balances (net)	194,057	193,728	177,681	176,733
Intercompany balances (including joint ventures)	5,364	4,832	3,211	3,632
Accrued interest	664	714	908	854
Other items	143	134	(254)	(252)
Loans and advances to customers / Deposits by customers	200,228	199,408	181,546	180,967